INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX EXPENSE
Schedule of components of income tax expense

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Current:
U.S.
Federal	672,064	1,502,796	(18,521)
State and local	(168,846)	188,612	968
Total current	503,218	1,691,408	(17,553)
Deferred:
U.S.
Federal	(96,804)	—	—
State and local	52,641	—	—
Total deferred	(44,163)	—	—
Income tax expense (benefit)	459,055	1,691,408	(17,553)

Schedule of reconciliation between the income tax expense and the actual provision

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Loss before income tax	(79,512,792)	(17,254,962)	(33,441,664)
PRC statutory income tax rate	25%	25%	25%
Income tax credit computed at PRC statutory income tax rate	(19,878,198)	(4,313,740)	(8,360,416)
Impact of PRC preferential income tax rate as qualified TASE	7,951,279	1,725,496	3,344,166
Difference in income tax rates of overseas entities	10,560,029	(1,012,031)	2,665,263
Research and development super-deduction(a)	(1,724,740)	(693,340)	(639,650)
Research and development tax credits	(569,575)	(668,854)	(756,757)
Non-deductible expenses	3,695	7,241	6,721
Foreign derived intangible income deduction	(487,183)	(394,979)	—
Changes in valuation allowance	4,517,358	7,064,573	3,747,543
State tax	76,127	(22,363)	(25,113)
Others	10,263	(595)	690
Income tax expense (benefit)	459,055	1,691,408	(17,553)

Note (a): Due to the impacts of research and development super-deduction, the Group’s subsidiary, Adagene (Suzhou) Limited, did not have any income taxes for the years ended December 31, 2022, 2023 and 2024.

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2023	2024
	US$	US$
Deferred tax assets:
Net operating loss carry forward	15,413,070	17,781,302
Tax credit carry forward	1,077,073	1,969,174
Capitalized inventory	72,402	58,214
Unrealized foreign exchange gain/losses	67,453	398,422
Accrued expenses	—	151,615
Amortization of right-of-use assets and interest of lease liabilities	676	—
Gross deferred tax assets	16,630,674	20,358,727
Less: valuation allowance	(16,589,070)	(20,336,613)
Deferred tax assets	41,604	22,114

Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(41,604)	(22,114)
Deferred tax liabilities	(41,604)	(22,114)
Total deferred tax liabilities, net	—	—

Schedule of movement of the valuation allowance

	2022	2023	2024
	US$	US$	US$
Balance as of January 1	5,007,139	9,524,497	16,589,070
Addition	4,517,358	7,064,573	3,747,543
Balance as of December 31	9,524,497	16,589,070	20,336,613